RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Related Party Transaction [Line Items]
Trade payable	$ 1,285		$ 46
Other accounts payable	995		85
Related Party [Member]
Related Party Transaction [Line Items]
Trade payable	2	[1]	1	[1]
Other accounts payable	$ 123	[2],[3],[4]	$ 36	[2],[3],[4]

[1]	On July 1, 2013 the Company signed an agreement with a consultant, who is also one of the Company's shareholders, to render advisory services. The Company pays the consultant an amount of $1 per month.
[2]	In August, 2012, the Company signed an agreement with a consultant, who is also one of the Company's shareholders and a director, to render management, finance and operation services. The Company pays the consultant an amount of approximately $6 per month. During August 2014, the monthly fee was increased to an amount of $15 effective immediately. In August 2014, the Company granted the consultant bonus in the amount of $80 in connection with the consummation of the IPO. The Company granted an additional bonus in the amount of $70 with regards to services provided during 2014.
[3]	The Company signed an agreement with a company owned by one of its related parties. Under the agreement, the related company renders the Company with office services and office lease for a monthly fee in the amount of approximately $4 since September 10, 2013. The parties terminated the agreement on September 1, 2014.
[4]	An agreement was signed on August 20, 2013 between the Company and one of its shareholders, as a consultant to render management, finance and operation services for an amount of approximately $15 per month. During August 2014, the monthly fee was increased to an amount of $19 effective immediately. In August 2014, the Company granted the consultant a bonus in the amount of $90 in connection with the consummation of the IPO.